Acquisition (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination [Line Items]
Schedule of Purchase Price Allocation to Assets Acquired and Liabilities Assumed as of the Date of Acquisition
The transaction was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction was determined by the Group with the assistance of an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition was as follows:

	As of December 1, 2024
	Amounts	Estimated useful lives
	RMB
Net tangible assets:
Other current assets	2,607
Intangible assets:
Trade name	63,504	10 years
Active user	7,299	3 years
Technology	4,672	5 years
Total assets	78,082
Deferred revenue	(9,952)
Goodwill	109,915

Total consideration	178,045

Japanese Business [Member]
Business Combination [Line Items]
Schedule of Purchase Price Allocation to Assets Acquired and Liabilities Assumed as of the Date of Acquisition
The transaction was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction was determined by the Group with the assistance of an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition was as follows:

	As of January 31, 2025
	Amounts	Estimated useful lives
	RMB
Net assets acquired	3,880
Intangible Assets
Trade name	78,121	11 years
Technology	14,540	5 years
Active user	4,254	3 years
Non-compete Agreement	11,173	3 years
Goodwill	143,152
Deferred tax liabilities	(33,100)
Non-controlling interests	(25,666)

Total consideration	196,354

Europe Business [Member]
Business Combination [Line Items]
Schedule of Purchase Price Allocation to Assets Acquired and Liabilities Assumed as of the Date of Acquisition
The transaction was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction was determined by the Group with the assistance of an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition was as follows:

	As of September 2, 2025
	Amounts	Estimated useful lives
	RMB
Net assets acquired	109,030
Intangible Assets
Trade name	71,419	10.3 years
Technology	14,142	5.3 years
Active user	6,988	0.3 years
Goodwill	359,269
Deferred tax liabilities	(23,137)

Total consideration	537,711